Stockholders' Equity Activity in the Components of Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Foreign currency translation adjustments, Net of Tax	$ (83)	$ (127)
Net actuarial gain/loss arising during the year, Tax			38	150	(1)
Total pension and other postretirement benefit plans before Tax	(21)	(19)
Total pension and other postretirement benefit plans, Tax	(6)	(5)
Total pension and other postretirement benefit plans, Net of Tax	(15)	(14)	197	279	(101)
Other Comprehensive Income (Loss), before Tax	(64)	(109)
Other Comprehensive Income (Loss), Tax	5	4
Other Comprehensive Income (Loss), Net of Tax	(69)	(113)	(280)	(403)	362
Accumulated Translation Adjustment [Member]
Foreign currency translation adjustments, before Tax	(85)	(128)
Foreign currency translation adjustments, Tax	(1)	(1)
Foreign currency translation adjustments, Net of Tax	(84)	(127)
Accumulated Defined Benefit Plans Adjustment [Member]
Net actuarial gain/loss arising during the year, before Tax	1
Net actuarial gain/loss arising during the year, Tax	0
Net actuarial gain/loss arising during the year, Net of Tax	1
Amortization of net actuarial loss before Tax	(20)	(19)
Amortization of net actuarial loss , Tax	(6)	(5)
Amortization of net actuarial loss , Net of Tax	$ (14)	$ (14)